Leases - Schedule of Supplemental Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 68,889	$ 61,418	$ 58,931
Operating cash outflows from finance leases	3,715	1,895	1,432
Financing cash outflows from finance leases	16,510	15,159	12,476
Right of use assets obtained in exchange for lease obligations	95,897	55,005	66,887
Assets obtained in exchange for finance leases	$ 58,737	$ 29,803	$ 19,435